Note 7 - Convertible Debentures and Promissory Notes Payable (Details) - USD ($)		Nov. 30, 2020	Nov. 30, 2019
Related Party Transactions [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, Payable monthly ("2018 Debenture")		$ 500,000	$ 473,442
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate,Payable monthly ("2019 Debenture")		1,050,000	1,050,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly ("November 2019 Debenture")		241,791	221,371
Due to related parties		1,791,791	1,744,813
Promissory note payable to two directors and officers of the Company, unsecured no annual interest rate on the outstanding loan balance	[1]	$ 163,758	$ 159,863

[1]	The Company calculates the interest rate for the Debentures and promissory notes payable based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debentures and the promissory notes payable.